Asset Retirement Obligations (Details Narrative) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations
Undiscounted amount required to settle ARO	$ 8.2	$ 8.2
Inflation interest rate	2.50%	2.50%
Interest free rate	2.35%	1.49%